Pension and Other Postretirement Benefits (Change In Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets, beginning of year	$ 4,234	$ 3,914
Actual return on plan assets	178	474
Employer contributions	199	250
Benefits paid	(415)	(411)
Participants' contributions	0	0
Retiree Medicare drug subsidy	0	0
Cumulative translation adjustments	(12)	7
Fair value of plan assets, end of year	4,184	4,234
Postretirement Benefits [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Fair value of plan assets, beginning of year	5	5
Actual return on plan assets	0	0
Employer contributions	62	55
Benefits paid	(79)	(78)
Participants' contributions	10	11
Retiree Medicare drug subsidy	7	12
Cumulative translation adjustments	0	0
Fair value of plan assets, end of year	$ 5	$ 5